Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The details of basic and diluted EPS are as follows (in thousands, except per share amounts):

	Nine Months Ended
	September 30,
	2019	2020
Numerator:
Net income	$66,845	$74,589
Less: Net income attributable to participating securities	(10)	(4)
Net income attributable to Class A and Class B common stockholders	$66,835	$74,585
Denominator:
Denominator for basic net income per share—weighted average shares	286,024,263	287,063,892
Effect of dilutive securities	8,562,091	10,187,457
Denominator for dilutive net income per share	294,586,354	297,251,349
Net income per share, basic	$0.23	$0.26
Net income per share, diluted	$0.23	$0.25

	Year Ended December 31,
	2018	2019
Numerator:
Net income	$142,112	$103,096
Less: Net income attributable to participating securities	(4)	(8)
Net income attributable to Class A and Class B common stockholders	$142,108	$103,088
Denominator:
Denominator for basic net income per share – weighted average shares	285,805,096	284,625,642
Effect of dilutive securities:
Stock options	6,819,400	9,171,065
Denominator for dilutive net income per share	292,624,496	293,796,707
Net income per share, basic	$0.50	$0.36
Net income per share, diluted	$0.49	$0.35